Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial liabilities at fair value through profit or loss -
Fair value of warrants	$ 1,028	$ 237
Unrecognized Day 1 loss	(469)
Warrants, net	559	237	$ 9	$ 110
Level 3 [Member]
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,028	237
Unrecognized Day 1 loss	(469)
Warrants, net	$ 559	$ 237